Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Communication Services (7.0%)
	Alphabet Inc. Class A	289,150	70,292
*	Baidu Inc. ADR	203,700	26,842
	Alphabet Inc. Class C	86,250	21,006
	Walt Disney Co.	129,000	14,770
	Meta Platforms Inc. Class A	12,900	9,474
	Universal Music Group NV	125,355	3,622
*	Netflix Inc.	3,000	3,597
*	Spotify Technology SA	4,100	2,862
	T-Mobile US Inc.	8,700	2,083
			154,548
Consumer Discretionary (13.9%)
	Alibaba Group Holding Ltd. ADR	345,600	61,769
*	Tesla Inc.	134,800	59,948
*	Amazon.com Inc.	205,300	45,078
	Sony Group Corp. ADR	1,192,400	34,329
	Ross Stores Inc.	211,600	32,246
	TJX Cos. Inc.	192,500	27,824
	Royal Caribbean Cruises Ltd.	47,800	15,467
*	Mattel Inc.	615,200	10,354
*	Flutter Entertainment plc	26,700	6,782
	Whirlpool Corp.	70,900	5,573
	eBay Inc.	35,400	3,219
	NIKE Inc. Class B	35,000	2,440
	Restaurant Brands International Inc.	20,000	1,283
			306,312
Consumer Staples (0.9%)
	Sysco Corp.	89,100	7,337
*	Dollar Tree Inc.	59,800	5,643
*	US Foods Holding Corp.	55,800	4,275
	Philip Morris International Inc.	15,800	2,563
			19,818
Energy (1.8%)
	Chevron Corp.	127,510	19,801
	ConocoPhillips	166,900	15,787
	EOG Resources Inc.	32,700	3,666
*	Transocean Ltd. (XNYS)	278,100	868
			40,122
Financials (8.1%)
	Charles Schwab Corp.	390,100	37,243
	Wells Fargo & Co.	304,000	25,481
	Visa Inc. Class A	71,200	24,306
	JPMorgan Chase & Co.	74,000	23,342
	Raymond James Financial Inc.	113,050	19,512
	Northern Trust Corp.	75,100	10,109
	Marsh & McLennan Cos. Inc.	43,800	8,827
	Mastercard Inc. Class A	10,400	5,916
	Progressive Corp.	21,100	5,211
*	PayPal Holdings Inc.	77,100	5,170
	CME Group Inc.	16,700	4,512
	Citigroup Inc.	31,700	3,218
	Bank of America Corp.	44,700	2,306
	Fidelity National Information Services Inc.	17,300	1,141
*,1	Sony Financial Group Inc.	238,480	882
			177,176
Health Care (22.7%)
	Eli Lilly & Co.	187,871	143,346
*	Boston Scientific Corp.	631,802	61,683
	AstraZeneca plc ADR	746,900	57,302

		Shares	Market Value ($000)
	Amgen Inc.	181,071	51,098
*	Biogen Inc.	237,800	33,311
	Novartis AG ADR	201,150	25,795
	GSK plc ADR	515,000	22,227
	Thermo Fisher Scientific Inc.	41,400	20,080
	Bristol-Myers Squibb Co.	320,900	14,473
*	BeOne Medicines Ltd. ADR	34,000	11,584
	Roche Holding AG	29,791	9,920
*	Elanco Animal Health Inc. (XNYS)	472,616	9,518
*	BioMarin Pharmaceutical Inc.	166,900	9,039
	Danaher Corp.	30,000	5,948
	CVS Health Corp.	62,400	4,704
	Zimmer Biomet Holdings Inc.	45,500	4,482
*	Edwards Lifesciences Corp.	41,400	3,220
	Stryker Corp.	8,400	3,105
	Abbott Laboratories	21,000	2,813
	Agilent Technologies Inc.	20,000	2,567
	UnitedHealth Group Inc.	6,900	2,383
	Alcon AG	23,800	1,773
			500,371
Industrials (12.3%)
	Siemens AG (Registered)	189,881	51,264
	FedEx Corp.	181,600	42,823
*	United Airlines Holdings Inc.	280,500	27,068
	Southwest Airlines Co.	713,050	22,753
	Delta Air Lines Inc.	291,600	16,548
	Caterpillar Inc.	34,200	16,319
	Airbus SE	67,539	15,772
	TransDigm Group Inc.	10,650	14,037
*	American Airlines Group Inc.	751,500	8,447
	Union Pacific Corp.	29,400	6,949
	Textron Inc.	77,100	6,514
*	Alaska Air Group Inc.	108,100	5,381
	Norfolk Southern Corp.	17,100	5,137
	Booz Allen Hamilton Holding Corp.	42,000	4,198
	Otis Worldwide Corp.	42,250	3,863
	United Parcel Service Inc. Class B (XNYS)	45,650	3,813
	General Dynamics Corp.	10,700	3,649
	AMETEK Inc.	14,900	2,801
	CSX Corp.	77,700	2,759
	Rockwell Automation Inc.	7,800	2,726
	Carrier Global Corp.	43,300	2,585
*	Boeing Co.	9,100	1,964
	Honeywell International Inc.	9,200	1,937
	JB Hunt Transport Services Inc.	12,100	1,624
			270,931
Information Technology (28.0%)
	Micron Technology Inc.	532,300	89,064
	Microsoft Corp.	155,200	80,386
	KLA Corp.	62,700	67,628
	NVIDIA Corp.	359,050	66,992
*	Intel Corp.	1,419,400	47,621
	Texas Instruments Inc.	233,400	42,883
	Oracle Corp.	151,100	42,495
*	Adobe Inc.	81,700	28,820
	NetApp Inc.	166,200	19,688
	Analog Devices Inc.	65,600	16,118
	Intuit Inc.	22,300	15,229
	Apple Inc.	46,500	11,840
	HP Inc.	362,350	9,867
	Hewlett Packard Enterprise Co.	342,550	8,413
	Cisco Systems Inc.	117,600	8,046
	Teradyne Inc.	47,200	6,497
	QUALCOMM Inc.	35,900	5,972
	Infineon Technologies AG	126,878	4,977
	Entegris Inc.	51,300	4,743
	Marvell Technology Inc.	56,200	4,725
*	Fair Isaac Corp.	3,100	4,639
	Corning Inc.	54,050	4,434

		Shares	Market Value ($000)
*	Autodesk Inc.	12,600	4,003
	Telefonaktiebolaget LM Ericsson ADR	478,900	3,961
	Broadcom Inc.	11,400	3,761
	Applied Materials Inc.	17,500	3,583
*	Palo Alto Networks Inc.	15,600	3,176
	Jabil Inc.	10,600	2,302
	Salesforce Inc.	9,000	2,133
*	Okta Inc.	20,000	1,834
			615,830
Materials (1.2%)
*	Glencore plc	1,580,406	7,279
	Linde plc	10,900	5,178
	Albemarle Corp.	49,200	3,989
	DuPont de Nemours Inc.	38,566	3,004
	Freeport-McMoRan Inc.	65,500	2,569
	Dow Inc.	96,166	2,205
	Corteva Inc.	30,700	2,076
			26,300
Total Common Stocks (Cost $1,110,959)			2,111,408
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2]	Vanguard Market Liquidity Fund, 4.180% (Cost $88,791)	887,905	88,790
Total Investments (100.0%) (Cost $1,199,750)			2,200,198
Other Assets and Liabilities—Net (0.0%)			715
Net Assets (100%)			2,200,913
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,017,692	92,834	882	2,111,408
Temporary Cash Investments	88,790	—	—	88,790
Total	2,106,482	92,834	882	2,200,198